Subsequent Events (Details) $ in Thousands					12 Months Ended
	May 16, 2021 USD ($)	Jan. 29, 2021 USD ($)	Jan. 15, 2021	Jan. 15, 2020	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Jun. 29, 2021 USD ($)	Dec. 31, 2019 USD ($)
Subsequent Events
Accrued and other current liabilities					$ 15,800	$ 0		$ 15,800
Additional paid-in-capital					$ 223,085	$ 239,722		$ 223,084
LIBOR
Subsequent Events
Variable rate per annum		1.00%			1.00%
Term B-2 Loan
Subsequent Events
Aggregate principal amount		$ 25,000
Sony Pictures Home Entertainment
Subsequent Events
Term of license agreement			2 years	2 years
Subsequent event | Term B-2 Loan
Subsequent Events
Aggregate principal amount		$ 25,000
Subsequent event | Cash Interest on Senior Facilities and Term B-2 loan | LIBOR
Subsequent Events
Variable rate per annum		7.25%
Subsequent event | Paid In Kind Interest on Senior Facilities and Term B-2 loan | LIBOR
Subsequent Events
Variable rate per annum		8.25%
Subsequent event | Fifth Amendment
Subsequent Events
Cash proceeds from merger used to pay down	$ 15,000
Minimum cash proceeds from merger	$ 35,000
Product of multiples with Excess Cash Proceeds	0.60
Subsequent event | New Outerwall, Inc.
Subsequent Events
Indirect ownership interest		100.00%
Accrued and other current liabilities							$ 15,800
Additional paid-in-capital							$ 15,800
Subsequent event | New Outerwall, Inc. | Term B-2 Loan
Subsequent Events
Aggregate principal amount		$ 25,000